RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Chief Executive Officer – Roberto Valdes

Effective January 1, 2020, the Company executed an employment agreement with its Chief Executive Officer.

The Company has not paid any salary to its Chief Executive Officer for the three and six months ended June 30, 2023. The Company has accrued $33,808 of compensation costs in relation to the employment agreement for the three and six months ended June 30, 2023. The balance owed is $66,846 and $33,038 as of June 30, 2023 and December 31, 2022, respectively.

As of June 30, 2023, the Company funded an aggregate amount of 1.4 million for construction on residential lots, projects amenities and towards the acquisition of land to companies controlled by the Company’s Chief Executive Officer. The land for the Plaza Bajamar and Valle Divino is currently owned by two entities controlled by the Chief Executive Officer (Valdeland S.A de C.V. and Valdetierra S.A de C.V) and all parties executed land purchase agreement for each project to transfer title of the land to a bank trust or “fideicomiso”, in which the Company will be named the beneficiary of the trust (“fideicomisario”).

During the six months ended June 30, 2023, the Company funded an aggregate amount of approximately $251,000 to the construction companies owned by the Company’s Chief Executive Officer for the two projects in Ensenada, Baja California. The Company has not yet established the bank trust, which is anticipated to occur before the end of the fiscal year 2023. The properties at Valle Divino and Plaza Bajamar have executed promise to purchase agreements between the Company and Roberto Valdes, which require the transfer of titles of the land free of liens and encumbrances to the Company. There can be no assurance as to what and if any profit might have been received by our Chief Operating Officer, in his separate company as a result of these transactions.

On December 1, 2022, the Company issued 465,834 stock options under the 2022 Plan with a strike price of $0.20, vesting 25% on grant date and the remaining 75% monthly over a twelve-month period from grant date with an estimated fair value of approximately $90,188. The Company recognized approximately $16,900 and $33,800, respectively, of stock-based compensation related to these stock options during the three and six months ended June 30, 2023.

Chief Financial Officer – Jason Sunstein

Effective January 1, 2020, the Company executed an employment agreement with its Chief Financial Officer.

The Company has not paid any salary to its Chief Financial Officer for the three and six months ended June 30, 2023. The Company has accrued $33,808 of compensation costs in relation to the employment agreement for the six months ended June 30, 2023. The balance owed is $66,846 and $33,038 as of June 30, 2023 and December 31, 2022, respectively.

On December 1, 2022, the Company issued 465,834 stock options under the 2022 Plan with a strike price of $0.20, vesting 25% on grant date and the remaining 75% monthly over a twelve-month period from grant date with an estimated fair value of approximately $90,188. The Company recognized approximately $16,900 and $33,800, respectively, of stock-based compensation related to these stock options during the three and six months ended June 30, 2023.

The Company’s Chief Financial Officer is also the managing member of Six Twenty Management LLC, an entity that has been providing ongoing capital support to the Company (See Note 7).

The Company’s Chief Financial Officer also facilitated the Emerald Grove asset purchase as described in Note 3.

President – Frank Ingrande

In May 2021, the Company executed an employment agreement with its President.

The Company has not paid any salary to its President for the three and six months ended June 30, 2023. The Company has accrued $33,808 of compensation costs in relation to the employment agreement for the six months ended June 30, 2023. The balance owed is $66,846 and $33,038 as of June 30, 2023, and December 31, 2022, respectively.

Frank Ingrande is the co-founder and owner of 33% of the Company’s equity-method investee RCVD. During the six months ended June 30, 2023, the Company acquired the remaining 75% interest in RCVD, which became the Company wholly owned subsidiary as of June 30, 2023 (note 9).

On December 1, 2022, the Company issued 465,834 stock options under the 2022 Plan with a strike price of $0.20, vesting 25% on grant date and the remaining 75% monthly over a twelve-month period from grant date with an estimated fair value of approximately $90,188. The Company recognized approximately $16,900 and $33,800, respectively, of stock-based compensation related to these stock options during the three and six months ended June 30, 2023.

NOTE 5 – RELATED PARTY TRANSACTIONS

Roberto Valdes - Chief Executive Officer

Effective January 1, 2020, the Company executed an employment agreement with Roberto Valdes, its Chief Executive Officer.

The Company paid approximately $16,560 and $0 in salary during the years ended December 31, 2022, and 2021, respectively. The Company has accrued $132,152 of compensation in relation to the employment agreement during the year ended December 31, 2022. On December 19, 2022, the Company converted $348,016 of compensation into 2,320,106 shares of common stock, which resulted in the recognition of $30,161 of extinguishment loss. The balance owed is $33,038 as of December 31, 2022.

On December 1, 2022, the Company issued 465,834 stock options under the 2022 Plan with a strike price of $0.20, vesting 25% on grant date and the remaining 75% monthly over a twelve-month period from grant date with an estimated fair value of approximately $53,800.

The Company has accrued $135,232 of compensation costs in relation to the employment agreement during the year ended December 31, 2021. The balance owed is $265,463 as of December 31, 2021.

On October 2, 2021, the Company issued 500,000 stock options under the 2019 Plan with a strike price of $0.50, vesting six months after issuance with contractual term of 5 years for estimated fair value of $270,000.

As of December 31, 2022, the Company funded an aggregate amount of 1.2 million for construction on residential lots, projects amenities and towards the acquisition of land to companies controlled by the Company’s Chief Executive Officer. The land for the Plaza Bajamar and Valle Divino is currently owned by two entities controlled by the Chief Executive Officer (Valdeland S.A de C.V. and Valdetierra S.A de C.V) and all parties executed land purchase agreement for each project to transfer title of the land to a bank trust or “fideicomiso”, in which the Company will be named the beneficiary of the trust (“fideicomisario”).

During the year ended December 31, 2022, the Company funded an aggregate amount of $497,900 to the construction companies owned by the Company’s Chief Executive Officer for the two projects in Ensenada, Baja California. The Company has not yet established the bank trust, which is anticipated to occur before the end of the fiscal year 2023. The properties at Valle Divino and Plaza Bajamar have executed promise to purchase agreements between the Company and Roberto Valdes, which require the transfer of titles of the land free of liens and encumbrances to the Company. There can be no assurance as to what and if any profit might have been received by our Chief Operating Officer, in his separate company as a result of these transactions.

Jason Sunstein - Chief Financial Officer

Effective January 1, 2020, the Company executed an employment agreement with Jason Sunstein, its Chief Financial Officer.

The Company paid to its Chief Financial Officer salary compensation for services directly related to continued operations of $20,000 for the year ended December 31, 2022. The Company has accrued $132,152 of compensation cost in relation to the employment agreement during the year ended December 31, 2022.

On December 19, 2022, the Company converted $253,319 of compensation into 1,688,793 shares of common stock, which resulted in the recognition of $21,954 of extinguishment loss. The balance owed is $33,038 as of December 31, 2022.

On December 1, 2022, the Company issued 465,833 stock options under the 2022 Plan with a strike price of $0.20, vesting 25% on grant date and the remaining 75% monthly over a twelve-month period from grant date with an estimated fair value of approximately $53,800.

The Company paid to its Chief Financial Officer salary compensation for services directly related to continued operations of $25,667 for the year ended December 31, 2021. The Company has accrued $135,232 of compensation cost in relation to the employment agreement during the year ended December 31, 2021. The balance owed is $174,205 as of December 31, 2021.

On October 2, 2021, the Company issued 500,000 stock options under the 2019 Plan with a strike price of $0.50, vesting six months after issuance with contractual term of 5 years for estimated fair value of $270,000.

The Company’s Chief Financial Officer is also the managing member of Six Twenty Management LLC, an entity that has been providing ongoing capital support to the Company (See Note 7).

The Company’s Chief Financial Officer also facilitated the Emerald Grove asset purchase as described in Note 3.

The Company’s Chief Financial Officer, through his wholly owned entity Six-twenty Management LLC, has been providing on-going financial support for the Company’s working capital needs (see note 8).

Frank Ingrande - President

On May 10, 2021, the Company executed an employment agreement with Frank Ingrande, the Company’s President, for total annual compensation of $120,000. Pursuant to his employment agreement, the Company also issued 50,000 shares of common stock of the Company for total fair value of $66,000.

The Company paid to its President salary compensation for services directly related to continued operations of $20,000 for the year ended December 31, 2022. The Company has accrued $132,152 of compensation cost in relation to the employment agreement during the year ended December 31, 2022.

On December 19, 2022, the Company converted $140,845 of compensation into 938,967 shares of common stock, which resulted in the recognition of $12,207 of extinguishment loss. The balance owed is $33,038 as of December 31, 2022.

On December 1, 2022, the Company issued 465,833 stock options under the 2022 Plan with a strike price of $0.20, vesting 25% on grant date and the remaining 75% monthly over a twelve-month period from grant date with an estimated fair value of approximately $53,800.

On October 2, 2021, the Company issued 250,000 stock options under the 2019 Plan with a strike price of $0.50, vesting six months after issuance with contractual term of 5 years for estimated fair value of $135,000.

Frank Ingrande is the co-founder and owner of 33% of the Company’s equity-method investee RCVD.

Our President is the managing member of A&F. During the year ended December 31, 2022, the Company fully impaired the carrying balance of the promissory note for a total amount of $103,234 since this was never paid, issued to A&F Agricultures, LLC (“A&F”), pursuant to the business agreement executed in October 2020, and rescinded in December 2021. The promissory note was issued to reimburse the Company for all the land development and investment in amenities to commence the business venture with A&F.